SHARE-BASED COMPENSATION - Summary of Weighted-Average Strike Price (Details)	12 Months Ended
Dec. 31, 2024 SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	1,400,785
Forfeited (in shares)	(19,348)
Ending balance (in shares)	1,282,251
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	471,729
Forfeited (in shares)	(10,485)
Ending balance (in shares)	461,244
Weighted average strike price, beginning balance period (in chf per share)	SFr 0
Weighted average strike price, granted (in chf per share)	33.88
Weighted average strike price, forfeited (in chf per share)	33.57
Weighted average strike price, ending balance (in chf per share)	SFr 33.88